CASH, CASH EQUIVALENTS AND RESTRICTED CASH (Schedule of Reconciliation of Cash, Cash Equivalents and Restricted Cash) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Cash and cash equivalents	$ 118,661	$ 15,248
Restricted bank deposits	224	561
Long-term restricted bank deposits	2,844	1,789
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	$ 121,729	$ 17,598	$ 15,620	$ 17,164